UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22461

Morgan Creek Global Equity Long/Short Institutional Fund
(Exact name of registrant as specified in charter)

301 West Barbee Chapel Road, Suite 200, Chapel Hill, NC	27517
(Address of principal executive offices)	(Zip Code)

Corporation Service Company
2711 Centerville Road Suite 400
Wilmington, Delaware 19808
(Name and address of agent for service)

Registrant’s Telephone Number, including area code	(919) 933-4004

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2018

Item 1. Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Schedule of Investments

June 30, 2018

(in U.S. dollars) (Unaudited)

Investments	Cost	Fair Value	Percent of Net Assets	Domicile	Liquidity[1,2]	Next Available Redemption Date[3]
Investments in Portfolio Funds
Asia
Old Peak Asia Fund Ltd.
500 shares – Class A Series 18	$500,000	$470,254	1.25%	Cayman Islands	Quarterly	3/31/2019
Private Investors III, LLC
1,545 shares	1,543,848	1,385,986	3.68	United States	0-5 Years	N/A
Teng Yue Partners Offshore Fund, L.P.[4]
1,411 shares	1,411,222	3,295,746	8.74	Cayman Islands	Quarterly	9/30/2018
Tybourne Equity (Offshore) Fund[4]
2,504 shares – Series A	2,504,222	3,596,815	9.54	Cayman Islands	Quarterly	9/30/2018
Total Asia	5,959,292	8,748,801	23.21

Emerging Markets
New Century Holdings XI, L.P.
104,582 shares	86,459	55,363	0.15	Cayman Islands	Illiquid	N/A
Total Emerging Markets	86,459	55,363	0.15

Energy & Natural Resources
Brenham Capital Offshore Fund, Ltd.
932 shares – Class A	932,238	1,263,068	3.35	Cayman Islands	Quarterly	9/30/2018
CamCap Resources Offshore Fund, Ltd.
116 shares – Class B	21,634	20,683	0.05	Cayman Islands	Illiquid	N/A
MLO Private Investment, Ltd.
47 shares – Series 01	76,995	82,569	0.22	Cayman Islands	Illiquid	N/A
Whetstone Capital Offshore Fund, Ltd.
2,649 shares	2,648,727	2,646,083	7.02	Cayman Islands	Quarterly	9/30/2018
Total Energy & Natural Resources	3,679,594	4,012,403	10.64

Healthcare
Broadfin Healthcare Offshore Fund, Ltd.
1,000 shares – Series A	1,000,000	949,420	2.52	Cayman Islands	Quarterly	9/30/2018
Swiftcurrent Offshore, Ltd.
156 shares – Class D	6,897	3,822	0.01	Cayman Islands	Illiquid	N/A
Total Healthcare	1,006,897	953,242	2.53

Technology
ACM Opportunities, L.P.
1,750 shares – Class E	1,750,000	3,342,550	8.87	United States	0-5 Years	N/A
Light Street Xenon, Ltd.
1,373 shares – Class A	1,514,010	3,190,097	8.46	Cayman Islands	Quarterly	9/30/2018
Tiger Global, Ltd.[4]
4,510 shares – Class C Series 01	2,323,197	5,065,167	13.44	Cayman Islands	Annually	3/31/2019
Tiger Global, Ltd.[4]
1,298 shares – Class C Series 02	1,000,000	1,437,176	3.81	Cayman Islands	Annually	9/30/2018
Tiger Global, Ltd.[4]
3,389 shares – Class E	786,027	1,814,473	4.82	Cayman Islands	Annually	3/31/2019
Total Technology	7,373,234	14,849,463	39.40

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Schedule of Investments (continued)

June 30, 2018

(in U.S. dollars) (Unaudited)

Investments	Cost	Fair Value	Percent of Net Assets	Domicile	Liquidity[1,2]	Next Available Redemption Date[3]
Value Long/Short
Bronte Capital Ganymede Fund Ltd.
500 shares – Class A	$500,000	$553,765	1.47%	Cayman Islands	Monthly	7/31/2018
Falcon Edge Global Ltd.
365 shares – Class B	516,944	490,218	1.30	Cayman Islands	Illiquid	N/A
Falcon Edge Global Ltd.
1 share – Class S	779	-	0.00	Cayman Islands	Illiquid	N/A
Falcon Edge Global Ltd.
93 shares – Standard Share Partners	93,393	76,235	0.20	Cayman Islands	Illiquid	N/A
Glade Brook Private Investors VII, LLC
1,133 shares	1,130,520	1,015,097	2.69	United States	0-5 Years	N/A
Hound Partners Offshore Fund, Ltd.[4]
2,952 shares – Class A	2,894,153	3,330,499	8.84	Cayman Islands	Quarterly	9/30/2018
Tiger Veda Ltd.
93 shares – Class C1	252,747	223,250	0.59	Cayman Islands	Illiquid	N/A
Tiger Veda Ltd.
110 shares – Class C3	82,954	92,735	0.25	Cayman Islands	Illiquid	N/A
Total Value Long/Short	5,471,490	5,781,799	15.34

Total Investments in Portfolio Funds	$23,576,966	$34,401,071	91.27%

Investments in Securities
Common Stocks
Global Opportunistic
Amazon.com, Inc.*
85 shares	$42,638	$144,483	0.38%	United States
Banco De Oro Unibank, Inc.
58,747 shares	168,841	164,492	0.44	Philippines
Berkshire Hathaway Inc.*
745 shares	155,112	139,054	0.37	United States
Booking Holdings Inc.*
67 shares	84,532	135,815	0.36	United States
CyberAgent, Inc.*
1,059 shares	28,879	32,278	0.09	Japan
Energy Transfer Equity, L.P.
8,272 shares	89,273	142,692	0.38	United States
Facebook, Inc.*
151 shares	28,686	29,342	0.08	United States
Galaxy Entertainment Group Limited
17,209 shares	147,818	133,370	0.35	Hong Kong
Gulfport Energy Corporation*
52,968 shares	741,774	665,808	1.77	United States
Heron Therapeutics, Inc.*
8,673 shares	127,894	336,946	0.89	United States
Interactive Brokers Group, Inc.
2,053 shares	144,941	132,234	0.35	United States
JD.com*
3,577 shares	89,164	139,324	0.37	China
LINE Corporation*
801 shares	29,063	32,897	0.09	Japan
Microsoft Corporation
1,410 shares	103,494	139,040	0.37	United States

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Schedule of Investments (continued)

June 30, 2018

(in U.S. dollars) (Unaudited)

Investments	Cost	Fair Value	Percent of Net Assets	Domicile
Common Stocks (continued)
PagSeguro Digital Ltd.*
3,698 shares	$119,797	$102,620	0.27%	Brazil
Palo Alto Networks, Inc.*
356 shares	72,237	73,147	0.19	United States
Parsley Energy, Inc*
2,131 shares	60,059	64,527	0.17	United States
Pioneer Natural Resources Company
914 shares	174,807	172,965	0.46	United States
Rolls-Royce Holdings, PLC
12,786 shares	112,513	167,625	0.44	United Kingdom
Shopify Inc.*
437 shares	49,382	63,754	0.17	Canada
Square, Inc.*
340 shares	15,164	20,958	0.06	United States
Stamps.com Inc.*
277 shares	53,764	70,095	0.19	United States
Tal Education Group*
3,224 shares	121,289	118,643	0.31	China
Tencent Holdings Limited
529 shares	28,963	26,582	0.07	China
Trend Micro Incorporated
1,258 shares	73,279	72,096	0.19	Japan
T-Mobile US, Inc.*
2,509 shares	156,293	149,913	0.40	United States
Vipshop Holdings Limited*
11,645 shares	77,287	126,348	0.34	China
WPX Energy Inc.*
3,336 shares	50,916	60,148	0.16	United States
WuXi Biologics (Cayman) Inc.*
11,905 shares	83,651	142,860	0.38	China
Yandex NV*
4,037 shares	143,716	144,928	0.38	Russia
Total Common Stocks	3,375,226	3,944,984	10.47

Exchange Traded Funds
Global Opportunistic
Alerian MLP ETF
106,000 shares	1,045,044	1,070,600	2.84	United States
ProShares UltraPro Short S&P 500
8,671 shares	1,256,254	347,013	0.92	United States
ProShares UltraPro Short QQQ
27,908 shares	1,684,360	401,596	1.07	United States
Total Exchange Traded Funds	3,985,658	1,819,209	4.83

Rights
Global Opportunistic
Rolls-Royce Holdings, PLC
903,854 shares	-	1,192	0.00	United Kingdom
Total Rights	-	1,192	0.00

Total Investments in Securities	$7,360,884	$5,765,385	15.30%

Total Investments	$30,937,850	$40,166,456	106.57%

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Schedule of Investments (continued)

June 30, 2018

(in U.S. dollars) (Unaudited)

Investments	Proceeds	Fair Value	Percent of Net Assets	Domicile
Securities Sold Short
Common Stocks
Global Opportunistic
ASICS Corporation
13,100 shares	$(244,549)	$(221,327)	(0.59)%	Japan
Burberry Group PLC
9,800 shares	(240,857)	(279,217)	(0.74)	United Kingdom
China Evergrande Group*
80,000 shares	(323,347)	(203,937)	(0.54)	China
Fosun International Limited
128,000 shares	(321,313)	(240,809)	(0.64)	China
Geely Automobile Holdings Limited
100,000 shares	(331,414)	(259,383)	(0.69)	China
Hugo Boss AG
2,570 shares	(241,783)	(233,197)	(0.62)	Germany
H & M Hennes & Mauritz AB
19,650 shares	(581,276)	(292,672)	(0.78)	Sweden
Lawson, Inc.
3,800 shares	(244,654)	(237,200)	(0.63)	Japan
Next PLC
3,330 shares	(238,986)	(265,742)	(0.70)	United Kingdom
Sunac China Holdings Limited
60,000 shares	(323,085)	(209,928)	(0.56)	China
Tesla Inc.*
3,403 shares	(1,006,704)	(1,167,059)	(3.10)	United States
Williams-Sonoma, Inc.
12,803 shares	(640,372)	(785,848)	(2.08)	United States
Total Common Stocks	(4,738,340)	(4,396,319)	(11.67)

Total Securities Sold Short	$(4,738,340)	$(4,396,319)	(11.67)%
Other Assets, less Liabilities		1,920,773	5.10
Total Net Assets		$37,690,910	100.00%

(1)	Available frequency of redemptions after initial lock-up period, if any. Different tranches may have different liquidity terms.
(2)	0-5 Years - Portfolio Funds will periodically redeem depending on cash availability.
(3)	Investments in Portfolio Funds may be composed of multiple tranches. The Next Available Redemption Date relates to the earliest date after June 30, 2018 that redemption from a tranche is available. Other tranches may have an available redemption date that is after the Next Available Redemption Date. Redemptions from Portfolio Funds may be subject to fees.
(4)	Although the Portfolio Fund has monthly, quarterly, or annual redemption rights, there are various gates, holdbacks, and/or side pockets imposed by the manager of the Portfolio Fund, which prevent the Fund from being able to redeem its entire position at the next available redemption date.
*	Non-income producing security.

Notes to Schedule of Investments

Valuation of Portfolio Funds and Securities

Morgan Creek Global Equity Long/Short Institutional Fund (the “Fund”) is structured as a fund-of-funds and its investment objective is to generate greater long-term returns when compared to traditional equity market benchmarks, while exhibiting a lower level of volatility and a modest degree of correlation to these markets. The Fund seeks to achieve this objective primarily by investing in private funds and other pooled investment vehicles (collectively, the “Portfolio Funds”), and exchange traded funds, common stocks, and purchased options (collectively, the “Securities”) that are not expected to be highly correlated to each other or with traditional equity markets over a long-term time horizon. The Fund carries its investments in Portfolio Funds at fair value in accordance with FASB ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”) which clarifies the definition of fair value for financial reporting, establishes a hierarchal disclosure framework for measuring fair value and requires additional disclosures about the use of fair value measure.

The net asset value (“NAV”) of the Fund is determined as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles described below, or as may be determined from time to time pursuant to policies established by Morgan Creek Capital Management, LLC (the “Advisor”). The Fund’s NAV is calculated by State Street Bank & Trust Company, in its capacity as the Fund’s administrator (the “Administrator,” or “State Street”).

The Fund’s Board of Trustees (the “Board”) has ultimate responsibility for valuation but has delegated the process of valuing securities for which market quotations are not readily available to the Valuation Committee (the “Committee”). The Committee is responsible for monitoring the Fund’s valuation policies and procedures (which have been adopted by the Board and are subject to Board oversight), making recommendations to the Board on valuation-related matters and ensuring the implementation of the valuation procedures used by the Fund to value securities, including the fair value of the Fund’s investments in Portfolio Funds. These procedures shall be reviewed by the Board no less frequently than annually. Any revisions to these procedures that are deemed necessary shall be reported to the Board at its next regularly scheduled meeting.

Investments in Portfolio Funds held by the Fund are valued as follows:

The Fund measures the fair value of an investment that does not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV in accordance with ASC 820. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, that may impact the fair value of the investment, are considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date. The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the Fund’s measurement date as the fair value of the investments. Investments in Portfolio Funds are subject to the terms of the Portfolio Funds’ offering and governing documents. Valuations of the Portfolio Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Portfolio Funds as required by the Portfolio Funds’ operating documents.

The Advisor’s rationale for the above approach derives from the reliance it places on its initial and ongoing due diligence, which understands the respective controls and processes around determining the NAV with the third-party investment managers (the “Managers”) of the Portfolio Funds. The Advisor has designed an ongoing due diligence process with respect to the Portfolio Funds and their Managers, which assists the Advisor in assessing the quality of information provided by, or on behalf of, each Portfolio Fund and in determining whether such information continues to be reliable or whether further investigation is necessary.

Where no value is readily available from a Portfolio Fund or Securities or where a value supplied by a Portfolio Fund is deemed by the Advisor not to be indicative of its fair value, the Advisor will determine, in good faith, the fair value of the Portfolio Fund or Securities subject to the approval of the Board and pursuant to procedures adopted by the Board and subject to the Board’s oversight. The Advisor values the Fund’s assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the fair values of the Fund’s Portfolio Funds may differ significantly from the values that would have been used had a ready market for the Portfolio Funds held by the Fund been available.

Investments in Publicly Traded Securities held by the Fund are valued as follows:

The Fund values investments in publicly traded securities, including exchange traded funds, common stocks, securities sold short, and purchased options, that are listed on a national securities exchange at their closing price on the last business day of the period.

Fair Value of Financial Instruments

In accordance with ASC 820, the Fund discloses the fair value of its investments in Portfolio Funds and Securities in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 - Other significant observable inputs; and

Level 3 - Other significant unobservable inputs.

Inputs broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. The Advisor generally uses the NAV per share of the investment (or its equivalent) reported by the Portfolio Fund as the primary input to its valuation; however, adjustments to the reported amount may be made based on various factors.

A Security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Advisor. The Advisor considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by multiple, independent sources that are actively involved in the relevant market.

All of the Fund’s investments in Securities have been classified within level 1 and Securities sold short have been classified within level 1. Transfers in and/or out of levels are recognized at the date of circumstances that caused the transfer.

The Advisor’s belief of the most meaningful presentation of the strategy classification of the Portfolio Funds and Securities is as reflected on the Schedule of Investments.

Hedge funds such as the Portfolio Funds are generally funds whose shares are issued pursuant to an exemption from registration under the Investment Company Act of 1940, as amended (the “1940 Act”) or are issued offshore. The frequency of such subscription or redemption options offered to investors is dictated by such hedge fund’s governing documents. The amount of liquidity provided to investors in a particular Portfolio Fund is generally consistent with the liquidity and risk associated with the Portfolio Funds (i.e., the more liquid the investments in the portfolio, the greater the liquidity provided to the investors).

Liquidity of individual hedge funds varies based on various factors and may include “gates,” “holdbacks” and “side pockets” (defined in the Fund’s prospectus) imposed by the manager of the hedge fund, as well as redemption fees which may also apply. These items have been identified as illiquid (“0-5 years”) on the Schedule of Investments.

Assumptions used by the Advisor due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments in Securities and Securities sold short carried at fair value:

	Assets at Fair Value as of June 30, 2018
	Level 1	Level 2	Level 3	Total
Investments
Securities
Common Stocks – Global Opportunistic	$3,944,984	$-	$-	$3,944,984
Exchange Traded Funds – Global Opportunistic	1,819,209	-	-	1,819,209
Rights – Global Opportunistic	1,192	-	-	1,192
Total Investments	$5,765,385	$-	$-	$5,765,385

	Liabilities at Fair Value as of June 30, 2018
	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stocks – Global Opportunistic	$(4,396,319)	$-	$-	$(4,396,319)
Total Securities Sold Short	$(4,396,319)	$-	$-	$(4,396,319)

Total Investments in Portfolio Funds Measured at NAV				$34,401,071

There were no changes in valuation technique and no transfers between the levels of the fair value hierarchy during the reporting period.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), were effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99 CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Creek Global Equity Long/Short Institutional Fund

By (Signature and Title)	/s/ Mark W. Yusko
Mark W. Yusko – Chairman, President & Trustee

Date	August 13, 2018

By (Signature and Title)	/s/ Mark B. Vannoy
Mark B. Vannoy – Treasurer

Date	August 13, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mark B. Vannoy
Mark B. Vannoy – Treasurer

Date	August 13, 2018